As filed with the Securities and Exchange Commission on September 8, 2003.


                           1933 Act File No. 2-91069
                           1940 Act File No. 811-4019

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 34


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 35


                              USAA INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Road, San Antonio, TX 78288
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0226

                            Mark S. Howard, Secretary
                              USAA INVESTMENT TRUST
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective under Rule 485


_X_ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph  (b)
___ 60 days after filing pursuant to paragraph  (a)(1)
___ on (date) pursuant to paragraph  (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                             Exhibit Index on Page 92

                                     Part A



                               Prospectus for the


                       Precious Metals and Minerals Fund
                               is included herein


                  Not included in this Post-Effective Amendment
              are the Prospectuses for the Balanced Strategy Fund,
            Growth and Tax Strategy Fund, Cornerstone Strategy Fund,
             Emerging Markets Fund, GNMA Trust, International Fund,
                Treasury Money Market Trust and World Growth Fund

[USAA
EAGLE
LOGO (R)]




                  USAA PRECIOUS METALS
                        AND MINERALS FUND



                   USAA

            INVESTMENTS
                                      [GRAPHIC OMITTED]


             ONE OF THE

            USAA FAMILY

             OF NO-LOAD

           MUTUAL FUNDS



                                         P  R O S P E C T U S


September 8, 2003             As with other mutual  funds,  the  Securities  and
                              Exchange    Commission   has   not   approved   or
                              disapproved of this Fund's shares or determined whether this prospectus is accurate or complete.
                              Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS
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WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?               3

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                       3

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?               4

FEES AND EXPENSES                                                        8

FUND INVESTMENTS                                                        10

FUND MANAGEMENT                                                         12

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                             14

HOW TO INVEST                                                           15

HOW TO REDEEM                                                           19

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS                   21

EXCHANGES                                                               22

SHAREHOLDER INFORMATION                                                 23

FINANCIAL HIGHLIGHTS                                                    28

APPENDIX A                                                              30

ADDITIONAL FUND INFORMATION                                             38


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USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

     The Fund has an objective to seek long-term capital appreciation and to protect the purchasing power of your capital against inflation. Current income is a secondary objective. Our strategy to achieve these objectives will be to normally invest at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds.

     Because any investment involves risk, there is no assurance that the Fund's objectives will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?

     The primary risks of investing in this Fund are the increased volatility of precious metals and minerals securities, stock market risk, foreign investing risk, and management risk.


     * PRECIOUS METALS AND MINERALS SECURITIES have additional risk because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies.

     * STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline regardless of the success or failure of a company's operations.

                                                                  3 - Prospectus

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     * FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign securities will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

     *    MANAGEMENT   RISK  involves  the   possibility   that  the  investment
          techniques and risk analyses used by the Fund's manager will not produce the desired results.

     As with other mutual funds, losing money is also a risk of investing in this Fund. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

     Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the Fund will invest in equity securities of companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, the Fund is extremely volatile and may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of industries.

     The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

USAA Precious Metals and Minerals Fund - 4

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TOTAL RETURN

     All mutual funds must use the same formula to calculate TOTAL RETURN.

 -------------------------------------------------------------------------------
  [ARROW] TOTAL  RETURN  MEASURES  THE  PRICE  CHANGE  IN A SHARE  ASSUMING  THE
          REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
--------------------------------------------------------------------------------

[BARCHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1993           58.43%
                              1994           -9.38%
                              1995            4.04%
                              1996            0.00%
                              1997          -38.19%
                              1998            1.09%
                              1999            7.17%
                              2000          -14.98%
                              2001           30.97%
                              2002           67.61%


                           SIX-MONTH YTD TOTAL RETURN
                                4.80% (6/30/03)

         BEST QUARTER*                                WORST QUARTER*
         38.91% 1ST QTR. 2002                  -29.05% 4TH QTR. 1997

* Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

                                                                  5 - Prospectus

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     The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned Fund shares during the entire period and paid taxes on the Fund's distributions of taxable income and capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income and capital gains and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.


     Remember,   historical  performance  (before  and  after  taxes)  does  not necessarily indicate what will happen in the future.

USAA Precious Metals and Minerals Fund - 6

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                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                         Since
                                            Past      Past     Past    Inception
                                           1 Year   5 Years   10 Years   8/15/84
-------------------------------------------------------------------------------
Return Before Taxes                        67.61%     15.12%    6.44%    1.46%

Return After Taxes on Distributions        65.21%     14.68%    6.26%    1.13%

Return After Taxes on Distributions
and Sale of Fund Shares                    41.42%     12.43%    5.29%    1.04%
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S&P 500(R)Index* (reflects no
deduction for fees, expenses,
or taxes)                                  -22.09%    -0.58%    9.34%   12.41%+
-------------------------------------------------------------------------------
Philadelphia Gold & Silver Index*
(reflects no deduction for fees,
expenses, or taxes)                         43.32%     2.34%    2.06%     NA
-------------------------------------------------------------------------------
London Gold* (reflects no
deduction for fees, expenses,
or taxes)                                   25.57%     3.65%    0.42%   -0.02%+
-------------------------------------------------------------------------------
Lipper Gold Funds Index**
(reflects no deduction for taxes)           60.74%     7.96%    3.82%    1.60%+
-------------------------------------------------------------------------------

     * The S&P 500 Index is a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks. The Philadelphia Gold & Silver Index is an index representing nine holdings in the gold and silver sector, typically referred to as the XAU. London Gold represents the performance of gold bullion by tracking the price of gold set in London.

     ** The Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Gold-Oriented Funds category. This category includes funds that invest at least 65% of their equity portfolio in shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion.

     + The performance of the S&P 500 Index, Philadelphia Gold & Silver Index, London Gold, and Lipper Gold Funds Index is calculated with a commencement date of July 31, 1984, while the Fund's inception date is August 15, 1984. There may be a slight variation in the comparative performance numbers due to this difference.

                                                                  7 - Prospectus

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CURRENT PRICE AND TOTAL RETURN INFORMATION

     Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for the Fund through our USAA.COM web site once you have established Internet access. See page 17 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the fund number of the Fund on which you would like to receive information followed by the pound sign (#) when asked for a FUND CODE.

     Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

              -----------------------------------------
               [arrow]   FUND NUMBER               50
               [arrow]   TICKER SYMBOL          USAGX
               [arrow]   NEWSPAPER SYMBOL      PrecMM
              -----------------------------------------

FEES AND EXPENSES

     This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

     SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

     There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic

USAA Precious Metals and Minerals Fund - 8

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     wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

     Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2003, and are calculated as a percentage of average net assets.

         MANAGEMENT      DISTRIBUTION       OTHER        TOTAL ANNUAL
            FEES         (12B-1) FEES      EXPENSES   OPERATING EXPENSES
      --------------------------------------------------------------------
            .79%a            None            .68%          1.47%b

     a A performance fee adjustment increased the base management fee of 0.75% by 0.04% for the most recent fiscal year.

     b Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. Total Annual Operating Expenses of the Fund reflect total expenses excluding fee offset arrangements, which did not affect the expense ratio of the Fund.

    --------------------------------------------------------------------
     [ARROW] 12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR
             ADVERTISING  AND OTHER COSTS OF SELLING FUND SHARES.
    --------------------------------------------------------------------

     EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any fee offset arrangement) remain the same, and
     (3) you redeem all of your shares at the end of the periods shown.

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
              ------------------------------------------------
                   $150       $465       $803       $1,757

                                                                  9 - Prospectus

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FUND INVESTMENTS

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund's principal investment strategy is to invest at least 80% of its assets during normal market conditions in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. We use the term "equity securities" to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     Since the majority of the Fund's assets will be invested in companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, the Fund may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives.

     If we believe the outlook for these types of securities is unattractive, as a temporary defensive measure, we may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     VOLATILITY OF PRECIOUS METALS AND MINERALS SECURITIES. Precious metals and minerals securities involve additional risk because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

USAA Precious Metals and Minerals Fund - 10

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     [ARROW] WILL THE FUND'S ASSETS BE INVESTED IN ANY OTHER SECURITIES?

     We may invest the  remainder of the Fund's  assets in equity  securities of
     natural  resource   companies,   such  as  those  engaged  in  exploration,
     production, or processing of base metals, oil, coal, or forest products.

     STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

     MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

     [ARROW] WILL THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

     We may invest the Fund's assets in foreign securities purchased in either foreign or U.S. markets.

     FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

     * EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

                                                                 11 - Prospectus

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     * POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

     [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

     We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at a reasonable valuation on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

     For additional information about investment policies and the types of securities in which we may invest the Fund's assets, see APPENDIX A on page 30.


FUND MANAGEMENT

     USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

         -----------------------------------------------------------
          [ARROW]  TOTAL ASSETS UNDER MANAGEMENT BY
                   USAA INVESTMENT MANAGEMENT COMPANY
                   APPROXIMATELY $44 BILLION AS OF AUGUST 31, 2003
         -----------------------------------------------------------


     We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees.

     For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index. The base fee, which is accrued daily

USAA Precious Metals and Minerals Fund - 12

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     and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund's average net assets.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.


     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

         OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX            (IN BASIS POINTS AS A PERCENTAGE
         (IN BASIS POINTS) 1          OF THE FUND'S AVERAGE NET ASSETS)
       ------------------------------------------------------------------
           +/- 100 to 400                           +/- 4
           +/- 401 to 700                           +/- 5
           +/- 701 and greater                      +/- 6

      1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).


     For the most recent fiscal year, the performance adjustment increased the base management fee by 0.04%.


     In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

                                                                 13 - Prospectus

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     PORTFOLIO MANAGER

     Mark W. Johnson, CFA, assistant vice president of Equity Investments, has managed the Fund since January 1994. He has 29 years of investment management experience and has worked for us for 15 years. Mr. Johnson earned the Chartered Financial Analyst designation in 1978 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and a BBA from the University of Michigan.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

     THE IDEA BEHIND MUTUAL FUNDS

     Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

     USING FUNDS IN AN INVESTMENT PROGRAM

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals

USAA Precious Metals and Minerals Fund - 14

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     with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

     OPENING AN ACCOUNT

     You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

     TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

     If your fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the fund, including a transaction fee, if you buy or sell shares of the fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

     TAX ID NUMBER

     Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the Internal Revenue Code. See "TAXES" on page 26 for additional tax information.

                                                                 15 - Prospectus

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     EFFECTIVE DATE

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

     If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

     MINIMUM INVESTMENTS

     INITIAL PURCHASE

     * $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs].

        Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum initial purchase amounts if you elect to make monthly electronic investments.

     ADDITIONAL PURCHASES

     *  $50 minimum per transaction, per account.

     INVESTART

     *  No  initial   investment  if  you  elect  to  have  monthly   electronic
        investments of at least $50 per transaction, per account.

USAA Precious Metals and Minerals Fund - 16

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     HOW TO PURCHASE BY . . .

     INTERNET ACCESS - USAA.COM

     * You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

     MAIL

     *  To open an account, send your application and check to:

                  REGULAR MAIL:
                  USAA Investment Management Company
                  P. O. Box 659453
                  San Antonio, TX 78265-9825

                  REGISTERED OR EXPRESS MAIL:
                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78240

     * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                  REGULAR MAIL:
                  USAA Investment Management Company
                  P. O. Box 659453
                  San Antonio, TX 78265-9825

                  REGISTERED OR EXPRESS MAIL:
                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78240


                                                                 17 - Prospectus

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     BANK WIRE

     * To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

     ELECTRONIC FUNDS TRANSFER (EFT)

     * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

     PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

     * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

     USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

     * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Service Agreement (ESA) and EFT Buy/Sell authorization on file.

     USAA BROKERAGE SERVICES 1-800-531-8343
     (IN SAN ANTONIO, 456-7214)

     * To purchase new and additional shares in your USAA brokerage account call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

USAA Precious Metals and Minerals Fund - 18

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HOW TO REDEEM

     You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

     We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

     HOW TO REDEEM BY . . .

     INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

     * Access USAA.COM.

                                                                 19 - Prospectus

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     * Send your written instructions to:

                  REGULAR MAIL:
                  USAA Investment Management Company
                  P. O. Box 659453
                  San Antonio, TX 78265-9825

                  REGISTERED OR EXPRESS MAIL:
                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78240

     * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

     * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

     * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

     Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/ other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

     USAA BROKERAGE SERVICES

     * Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

USAA Precious Metals and Minerals Fund - 20

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IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

     ACCOUNT BALANCE

     USAA Shareholder  Account  Services,  the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

     FUND RIGHTS

     The Fund reserves the right to:

     *  reject purchase or exchange orders when in the best interest of the Fund

     * limit or discontinue the offering of shares of the Fund without notice to the shareholders

     *  calculate the NAV per share on a business day that the NYSE is closed

     * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

     *  redeem an account with less than $900, with certain limitations


     * restrict shareholder accounts when necessary or appropriate to comply with anti-money laundering requirements


                                                                 21 - Prospectus

USAA Precious Metals and Minerals Fund
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EXCHANGES

     EXCHANGE PRIVILEGE

     The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

     Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     The Fund has undertaken certain procedures regarding telephone transactions as described on page 20.

     EXCHANGE LIMITATIONS, EXCESSIVE TRADING

     To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-


USAA Precious Metals and Minerals Fund - 22

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     Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

     SHARE PRICE CALCULATION

     The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE, which is usually 4 p.m. Eastern Time, each day that the NYSE is open for regular trading.

              ------------------------------------------------------------
                                              TOTAL ASSETS - LIABILITIES
                                              --------------------------
               [ARROW]   NAV PER SHARE     =       NUMBER OF SHARES
                                                      OUTSTANDING
               ------------------------------------------------------------

     Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on that exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale is reported or available, the average of the bid and asked prices is generally used.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain

                                                                 23 - Prospectus

USAA Precious Metals and Minerals Fund
----------------------------------------------------------------------------


     securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

     Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

     Investments in open-end investment companies are valued at their net asset value each business day. Futures contracts are valued on the basis of last sale prices.

     Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value using valuation procedures approved by the Fund's Board of Trustees.

     For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

USAA Precious Metals and Minerals Fund - 24

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     DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders, when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

     We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these distributions are subject to taxes.

 -------------------------------------------------------------------------------
 [ARROW] NET INVESTMENT INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME FROM DIVIDENDS AND INTEREST GENERATED BY THE FUND'S INVESTMENTS.

 [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
--------------------------------------------------------------------------------

     We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

                                                                 25 - Prospectus

USAA Precious Metals and Minerals Fund
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     TAXES

     This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. Under recently enacted tax laws, a 15% maximum federal income tax rate will apply (1) through 2008 to an individual shareholder's redemption of Fund shares held for more than a year and (2) to the Fund's distributions of net capital gain it recognizes on sales or exchanges between May 6, 2003, and March 31, 2009, of capital assets it holds for more than one year. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

     FOREIGN

     The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

USAA Precious Metals and Minerals Fund - 26

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     SHAREHOLDER TAXATION

     Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of those dividends may qualify for the 70% dividends-received deduction available to corporations.

     Regardless of the length of time you have held Fund shares, distributions of net capital gain (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as
     long-term   capital  gains  whether  received  in  cash  or  reinvested  in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.


     WITHHOLDING

     Federal law requires the Fund to withhold and remit to the U.S. Treasury 28% of (1) net investment income dividends, realized capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to such shareholder who:

     * underreports dividend or interest income or
     * fails to certify that he or she is not subject to backup withholding.

     To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

     REPORTING

     The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

                                                                27 - Prospectus

USAA Precious Metals and Minerals Fund
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     SHAREHOLDER MAILINGS

     HOUSEHOLDING

     Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

     ELECTRONIC DELIVERY

     For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

     The information for the fiscal year ended May 31, 2003, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statement, are included in the annual report, which is available upon request. The information relating to the Fund from the Fund's inception through May 31, 2002, was audited by another independent public accounting firm.

USAA Precious Metals and Minerals Fund - 28

----------------------------------------------------------------------------

                                            YEAR ENDED MAY 31,
                          -----------------------------------------------------
                              2003      2002       2001       2000      1999
                          -----------------------------------------------------
Net asset value at
  beginning of period     $   11.71  $    5.84  $   4.87  $   5.33  $  5.87
                          -----------------------------------------------------
Income (loss) from
  investment operations:

  Net investment
   income (loss)                .02a      (.01)a     .01a     (.02)a   (.01)a

  Net realized and
   unrealized gain (loss)      (.65)a     5.93a      .98a     (.44)a   (.53)a
                          -----------------------------------------------------
Total from investment
  operations                   (.63)a     5.92a      .99a     (.46)a   (.54)a

Less distributions:

From net investment
  income                       (.38)      (.05)     (.02)      -         -
                          -----------------------------------------------------
Net asset value
  at end of period        $   10.70  $   11.71  $   5.84  $   4.87  $  5.33
                          =====================================================
Total return (%)*             (5.11)    101.95     20.50     (8.63)   (9.20)

Net assets at end of
  period (000)            $ 156,192  $ 149,679  $ 70,459  $ 71,484  $ 82,491

Ratio of expenses to
  average net assets (%)**     1.47b      1.56      1.68      1.58     1.52

Ratio of net investment
  income (loss) to average
  net assets (%)**              .20       (.16)      .17      (.41)    (.13)

Portfolio turnover (%)        31.39      40.61      52.74    27.60    33.48


     * Assumes reinvestment of all net investment income distributions during the period.

     ** For the year ended May 31, 2003, average nets assets were $132,375,000.

     a Calculated using average shares. For the year ended May 31, 2003, average shares were 13,309,000.

     b Reflects total expenses excluding any fee offset arrangements, which had no impact on this ratio.

                                                                 29 - Prospectus

                                   APPENDIX A
              -----------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE PRECIOUS METALS AND MINERALS FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

     AMERICAN DEPOSITARY RECEIPTS (ADRS)

     The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

     CONVERTIBLE SECURITIES

     The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     FORWARD CURRENCY CONTRACTS

     The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.

     FUTURES

     Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets,

USAA Precious Metals and Minerals Fund - 30

-------------------------------------------------------------------------

     such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

     GLOBAL DEPOSITARY RECEIPTS (GDRS)

     The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

     LENDING OF SECURITIES

     The Fund may lend its securities to qualified institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

     MONEY MARKET INSTRUMENTS

     The Fund's assets may be invested in investment-grade U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

                                                                 31 - Prospectus

                                   APPENDIX A
              -----------------------------------------------------

     OTHER INVESTMENT COMPANIES

     The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

     REPURCHASE AGREEMENTS

     The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

     The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.


USAA Precious Metals and Minerals Fund - 32

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     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The Fund's assets may be invested in debt securities offered on a when-issued or delayed-delivery basis.

     * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

     * The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

     *  Such securities can be sold before settlement date.

     ASSET COVERAGE

     The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

     ADDITIONAL  INFORMATION  ABOUT  THE  FUND'S  INVESTMENT  POLICIES  AND  THE
     SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 33 - Prospectus

                                     NOTES


USAA Precious Metals and Minerals Fund - 34

                                     NOTES

                                                                 35 - Prospectus

                                     NOTES

USAA Precious Metals and Minerals Fund - 36

                                     NOTES

                                                                 37 - Prospectus

USAA Precious Metals and Minerals Fund
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ADDITIONAL FUND INFORMATION

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Precious Metals and Minerals Fund - 38

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                       INVESTMENT      USAA Investment Management Company
                         ADVISER,      P.O. Box 659453
                   ADMINISTRATOR,      San Antonio, Texas 78265-9825
                     UNDERWRITER,
                  AND DISTRIBUTOR

                   TRANSFER AGENT      USAA Shareholder Account Services
                                       P.O. Box 659453
                                       San Antonio, Texas 78265-9825


                        CUSTODIAN      State Street Bank and Trust Company
                                       P.O. Box 1713
                                       Boston, Massachusetts 02105


                        TELEPHONE      Call toll free - Central Time
                 ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                       Saturday 8:30 a.m. to 5 p.m.
                                       Sunday 10:30 a.m. to 7 p.m.



                      FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES, OR
                      REDEMPTIONS


                  RECORDED MUTUAL      24-hour Service (from any phone)
                FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)


                      MUTUAL FUND      (from touch-tone phones only)
                USAA TOUCHLINE(R)      For account balance, last transactions,
                                       fund prices, or to exchange/redeem
                                       fund shares
                                       1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                  INTERNET ACCESS      USAA.COM



INVESTMENT COMPANY ACT FILE NO. 811-4019

                                                                       [GRAPHIC]
                                                                        Recycled
                                                                         Paper

------------------------------------------------------------------------------
[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
                                                            ---------------

Receive this document
and others electronically.
Sign up at USAA.COM.

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[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES


23446-0903                                  (C) 2003, USAA. All rights reserved.


                                     Part B



                  Statement of Additional Information for the

                       Precious Metals and Minerals Fund
                               is included herein


                    Not included in this Post-Effective Amendment
              is the Statement of Additional Information for the Balanced Strategy Fund, Growth and Tax Strategy Fund,
Cornerstone Strategy Fund, Emerging Markets Fund, GNMA Trust,
     International Fund, Treasury Money Market Trust and World Growth Fund


[USAA         USAA                                     STATEMENT OF
EAGLE         INVESTMENT                               ADDITIONAL INFORMATION
LOGO (R)]     TRUST                                    September 8, 2003



                             USAA INVESTMENT TRUST

--------------------------------------------------------------------------------

     USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of nine no-load mutual funds, one of which is described in this Statement of Additional Information (SAI): the Precious Metals and Minerals Fund (the Fund). The Fund is classified as diversified.

     You may obtain a free copy of the prospectus dated September 8, 2003, for the Fund by writing to USAA Investment Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Fund, and should be read in conjunction with the Fund's prospectus.

     The financial statements of the Fund and the Independent Auditors' Report thereon for the fiscal year ended May 31, 2003, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

         Page

         2        Valuation of Securities
         2        Conditions of Purchase and Redemption
         3        Additional Information Regarding Redemption of Shares
         3        Investment Plans
         5        Investment Policies
         11       Investment Restrictions
         12       Portfolio Transactions
         15       Description of Shares
         15       Tax Considerations
         17       Trustees and Officers of the Trust
         23       The Trust's Manager
         27       General Information
         27       Calculation of Performance Data
         30       Appendix A - Long-Term and Short-Term Debt Ratings
         34       Appendix B - Comparison of Portfolio Performance
         37       Appendix C - Dollar-Cost Averaging
         38       Appendix D - USAA Family of No-Load Mutual Funds
         39       Appendix E - Investing in an IRA

                             VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     The Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

     The value of securities of the Fund is determined by one or more of the following methods:

     Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the price of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. However, the Manager will monitor for events that would materially affect a Fund's NAV. If the Manager determines that a particular event would materially affect the Fund's NAV, then the Manager, under valuation procedures approved by the Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

     Debt securities are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

     Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued on the basis of last sales price.

     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

     Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value using valuation procedures approved by the Fund's Board of Trustees.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the

Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your accounts as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in your Fund's portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to your last known address.

     The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

     For the  mutual  protection  of the  investor  and the Fund,  the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT  PURCHASE  SERVICE - The periodic  purchase of shares through  electronic
funds   transfer   from  a  non-governmental   employer,   an   income-producing
investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association
(USAA).

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of USAA Investment Trust and USAA Mutual Fund, Inc.

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement accounts under the programs made available by the Manager.

Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

                               INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in the Fund's prospectus describe the fundamental investment objectives and the investment policies applicable to the Fund. There can, of course, be no assurance that the Fund will achieve its investment objectives. The Fund's objectives cannot be changed without shareholder approval. The following is provided as additional information.

TEMPORARY DEFENSIVE POLICY

The Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper and other corporate debt obligations.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

The Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     The Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the Securities Act of 1933 for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days ("Demand Feature Securities") and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading or similar factors ("other securities") may be determined to be liquid for purposes of complying with SEC limitation applicable to the Fund's investments in illiquid securities. In determining the liquidity of Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are:
(1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the "Put Provider") issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

LENDING OF SECURITIES

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust's Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from the Fund, the borrower will be required to maintain cash collateral with the Trust equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets. The Fund may terminate a loan at any time.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FOREIGN SECURITIES

The Fund may invest  their  assets in  foreign  securities  purchased  in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

     Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Fund's investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Fund.

     Investing in securities of foreign issuers presents certain other risks not present in domestic investments, including different accounting, reporting, and disclosure requirements for foreign issuers, possible political or social instability, including policies of foreign governments which may affect their respective equity markets, and foreign taxation requirements including withholding taxes.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. The Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets, in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

The Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may sell these securities before the settlement date if it is deemed advisable.

     Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way that other debt securities held in the Fund's portfolio are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that the Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.

     On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements, which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

OTHER INVESTMENT COMPANIES

The Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, the Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. The Fund may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

DERIVATIVES

The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The

Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

The Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover in accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

As noted above, the Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% of the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

SWAP ARRANGEMENTS

The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agree-ment by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     The Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for the Fund. These restrictions may not be changed without approval by the lesser of
(1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund's outstanding voting securities.

Under the restrictions, the Fund may not:

(1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(4) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

(5) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas in accordance with its investment objectives and policies.

(6) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(8) Purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and other similar instruments.

(9) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

(10) Change the nature of its business so as to cease to be an investment company.

(11) Issue  senior  securities,  except as  permitted  under  the 1940 Act.

For purposes of restriction 7 above, interests in publicly traded Real Estate Investment Trusts (REITs) are not deemed to be real estate or partnership interests therein.

     With respect to the Fund's concentration policies as described, the Manager may use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's*, Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications.


     * The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Licensee. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Fund. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

     The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere. In addition, the Manager may effect certain "riskless principal" transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions are paid on such transactions.

     The Fund will have no  obligation  to deal  with any  particular  broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager. The Trust's Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Fund, the Manager are reasonable and fair. The Trust's Board of Trustees has authorized the Manager for the Fund to effect portfolio transactions for the Fund on any exchange of which the Manager (or any entity or person associated with the Manager) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     The Trustees of the Fund have approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager participates. These procedures prohibit the Fund from directly or indirectly benefiting an affiliate of the Manager in connection with such underwritings. In addition, for underwritings where the Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

     In the allocation of brokerage business used to purchase securities for the Fund, preference may be given to those broker-dealers who provide research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services may also be generated through underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

     In return for such services, the Fund may pay to a broker a "higher commission" (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager to the Fund and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

     The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution.

     To the extent permitted by applicable law, and in all instances subject to the Fund's policies regarding best execution, the Manager may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may impact the price and size of the position obtainable for the Trust.

     The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

     During the fiscal year ended May 31, 2003, the Fund purchased no securities of its regular broker-dealers (the ten largest broker-dealers through whom the Fund purchased securities) or the parents of the regular broker-dealers.

BROKERAGE COMMISSIONS

During the last three fiscal years ended May 31, the Fund paid the following brokerage fees:

                        2001        2002         2003

                 $    157,802  $   211,834  $    287,508

     During the last three fiscal years ended May 31, the Fund paid no affiliated brokerage fees to USAA Brokerage Services, an affiliated discount brokerage service of the Manager.

     The Manager directed a portion of the Fund's brokerage transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended May 31, 2003, such brokerage transactions and related commissions amounted to $1,583,185 and $5,000, respectively.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover of the Fund will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objectives. Ordinarily, the Fund will not purchase or sell securities solely to achieve short-term trading profits, although the Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objectives.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such, but not limited to, as commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

     For the last two fiscal years ended May 31, the Fund's portfolio turnover rates were as follows:

                             2002     2003
                            40.61%   31.39%

                              DESCRIPTION OF SHARES

The Fund is a series of the Trust and is diversified. The Trust is an open-end management investment company established under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement), dated June 2, 1995, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Nine such portfolios have been established, one of which is described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Trust. The Precious Metals and Minerals (formerly Gold) Fund was established May 9, 1984, by the Board of Trustees and commenced public offering of its shares on August 15, 1984.

     The Fund's assets, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of the Fund represents an equal proportionate interest in the Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to the Fund when declared by the Trustees. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by the Fund and only becomes effective with respect to the Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of the Fund are not entitled to vote on any matter which does not affect the Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objectives of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only the Fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     When issued, the Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUND

The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, the Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes at least 90% of its net investment income, net short-term capital gain (the excess of short-term capital gains over short-term capital losses), and net gains from certain foreign currency transactions (investment company taxable income) for the taxable year (Distribution Requirement).

     To qualify for treatment as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year and (3) any prior income and gains not distributed. The Fund intends to make distributions necessary to avoid imposition of the excise tax.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the 90% test.

     The Fund may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a particular election that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts the Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

     Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

     Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures, and forward currency contracts in which the Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

     The Fund may invest in the stock of "passive foreign investment companies" (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Distributions the Fund declares in October, November, or December and pays to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the distributions during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

     If the Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to ("in lieu of") any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (recently enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003), such "in lieu" payments, when distributed to the Fund's shareholders, will not be treated as "qualified dividend income" and instead will be taxed at the shareholders' marginal federal income tax rates.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees  consist of seven  Trustees  who  supervise  the  business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund's business and for assuring that the Fund is managed in the best interests of the Fund's shareholders. The Board of Trustees periodically reviews the Fund's investment performance as well as the quality of other services provided to the Fund and its shareholders by each of the Fund's service providers, including IMCO and its affiliates.

     Set forth below are the Trustees and officers, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED TRUSTEES

=============================================================================================================================
NAME, ADDRESS*   POSITION(S)   TERM OF           PRINCIPAL OCCUPATION(S)              NUMBER OF               OTHER PUBLIC
AND AGE          HELD WITH     OFFICE AND        DURING PAST 5 YEARS                  PORTFOLIOS              DIRECTORSHIPS
                 FUND          LENGTH OF                                              IN FUND
                               TIME SERVED                                            COMPLEX
                                                                                      OVERSEEN
-----------------------------------------------------------------------------------------------------------------------------
Robert G. Davis  Trustee and   Trustee since     Chairman, Chief Executive Officer,   Four registered         None
(56)             Chairman of   December  1996    and President of United Services     investment companies
                 the Board of                    Automobile Trustees Association      consisting of 39 funds
                 Trustees                        (USAA) (10/02-present); President
                                                 and Chief Executive Officer of
                                                 USAA (4/00-10/02); President and
                                                 Chief Operating Officer of USAA
                                                 (6/99-3/00);  Director of USAA
                                                 (2/99-present); Deputy Chief
                                                 Executive Officer for Capital
                                                 Management of USAA (6/98-5/99);
                                                 President,  Chief Executive
                                                 Officer,  Director,  and Chairman
                                                 of the Board of  Directors of USAA
                                                 Capital Corporation and several of
                                                 its subsidiaries and affiliates
                                                 (1/97-present); and President, Chief
                                                 Executive Officer, Director, and
                                                 Chairman of the Board of Directors of
                                                 USAA Financial Planning Services
                                                 (1/97-present). Mr. Davis also serves
                                                 as a Director and Chairman of the
                                                 Boards of Directors of USAA
                                                 Investment Management Company (IMCO),
                                                 USAA Life Insurance Company, USAA
                                                 Federal Savings Bank, and USAA Real
                                                 Estate Company.

-----------------------------------------------------------------------------------------------------------------------------

Christopher W.   Trustee,      Trustee since     President and Chief Executive        Five registered         None
Claus (42)       President,    February 2001     Officer, Director, and Vice Chairman investment companies
                 and Vice                        of the Board of Directors, IMCO      consisting of 44 funds
                 Chairman of                     (2/01-present). Senior Vice
                 the Board                       President of Investment Sales
                 of Trustees                     and Service,  IMCO  (7/00-2/01);
                                                 Vice President, Investment Sales and
                                                 Service, IMCO (12/94-7/00). Mr. Claus
                                                 also serves as President, Director,
                                                 and Chairman of the Board of Directors
                                                 of USAA Shareholder Account Services.
                                                 He also holds the officer position of
                                                 Senior Vice President of the USAA
                                                 Life Investment Trust, a registered
                                                 investment company offering five
                                                 individual funds.

=============================================================================================================================

NON-INTERESTED TRUSTEES


=============================================================================================================================
NAME, ADDRESS*   POSITION(S)  TERM OF         PRINCIPAL OCCUPATION(S)               NUMBER OF                 OTHER
AND AGE          HELD WITH    OFFICE** AND    DURING PAST 5 YEARS                   PORTFOLIOS IN FUND        DIRECTORSHIPS
                 FUND         LENGTH OF                                             COMPLEX OVERSEEN          HELD BY DIRECTOR
                              TIME SERVED                                           BY DIRECTOR

-----------------------------------------------------------------------------------------------------------------------------
Barbara B.       Trustee      Trustee since   President, Postal Addvantage          Four registered           None
Dreeben (58)                  January 1994    (7/92-present), which is a postal     investment companies
                                              mail list management service.         consisting of 39 funds

-----------------------------------------------------------------------------------------------------------------------------

Robert L. Mason, Trustee      Trustee  since  Institute Analyst,  Southwest         Four registered           None
Ph.D.  (56)                   January  1997   Research Institute (3/02-present);    investment companies
                                              Staff Analyst, Southwest Research     consisting of 39 funds
                                              Institute (9/98-3/02); Manager,
                                              Statistical Analysis Section,
                                              Southwest Research  Institute
                                              (2/79-9/98),  which focuses in the
                                              fields of  technological research.

-----------------------------------------------------------------------------------------------------------------------------

Michael F.       Trustee      Trustee  since  President of Reimherr Business        Four registered           None
Reimherr  (57)                January  2000   Consulting (5/95-present), which      investment companies
                                              performs business valuations of       consisting of 39 funds
                                              large companies to include the
                                              development of annual business
                                              plans, budgets, and internal
                                              financial reporting.

-----------------------------------------------------------------------------------------------------------------------------

Laura T. Starks, Trustee      Trustee since   Charles E and Sarah M Seay Regents    Four registered           None
Ph.D. (53)                    May 2000        Chair Professor of Finance,           investment companies
                                              University of Texas at Austin         consisting of 39 funds
                                              (9/96-present).

-----------------------------------------------------------------------------------------------------------------------------

Richard A.       Trustee      Trustee since   Vice President, Beldon Roofing and    Four registered           None
Zucker (59)                   January 1992    Remodeling (7/85-present).            investment companies
                                                                                    consisting of 39 funds

=============================================================================================================================

* The address for each non-interested trustee is USAA Investment Management Company, P. O. Box 659430, San Antonio, Texas 78265-9430

** The term of office for each trustee is fifteen (15) years or until the trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

INTERESTED OFFICERS

=============================================================================================================================
NAME, ADDRESS*   POSITION(S)     TERM OF         PRINCIPAL OCCUPATION(S)              NUMBER OF               OTHER PUBLIC
AND AGE          HELD WITH       OFFICE AND      DURING PAST 5 YEARS                  PORTFOLIOS              DIRECTORSHIPS
                 FUND            LENGTH OF                                            IN FUND
                                 TIME SERVED                                          COMPLEX
                                                                                      OVERSEEN
-----------------------------------------------------------------------------------------------------------------------------
Clifford A.      Vice President  Vice President  Senior Vice  President, Fixed        Five registered         None
Gladson (52)                     since May 2002  Income Investments, IMCO             investment companies
                                                 (9/02-present); Vice President,      consisting of 44 funds
                                                 Fixed Income Investments, IMCO
                                                 (5/02-9/02);  Vice President,
                                                 Mutual Fund  Portfolios,  IMCO,
                                                 (12/99-5/02);  Assistant Vice
                                                 President Fixed Income Investments,
                                                 IMCO (11/94-12/99).  Mr. Gladson
                                                 also holds the officer position of
                                                 Vice President of the USAA Life
                                                 Investment Trust, a registered
                                                 investment company offering five
                                                 individual funds.

-----------------------------------------------------------------------------------------------------------------------------

Stuart Wester    Vice President  Vice President  Vice President, Equity Investments,  Five registered         None
 (56)                            since May 2002  IMCO (1/99-present); Vice President, investment companies
                                                 Investment Strategy and Analysis,    consisting of 44 funds
                                                 CAPCO (6/96-1/99).  Mr. Wester also
                                                 holds the officer position of Vice
                                                 President of the USAA Life Investment
                                                 Trust, a registered investment company
                                                 offering five individual funds.

-----------------------------------------------------------------------------------------------------------------------------

Mark S. Howard   Secretary       Secretary since Senior Vice President, Securities    Five registered         None
(39)                             September 2002  Counsel,  USAA  (12/02-present);     investment companies
                                                 Senior Vice President, Securities    consisting of 44 funds
                                                 Counsel and Compliance, IMCO
                                                 (1/02-12/02); Vice President,
                                                 Securities Counsel & Compliance, IMCO
                                                 (7/00-1/02); and Assistant Vice
                                                 President, Securities Counsel, USAA
                                                 (2/98-7/00).  Mr. Howard also holds
                                                 the officer positions of Senior Vice
                                                 President, Secretary and Counsel for
                                                 IMCO and USAA Shareholder Account
                                                 Services;  Secretary of the USAA
                                                 family of funds; and Assistant
                                                 Secretary for USAA Financial Planning
                                                 Services and for USAA Life Investment
                                                 Trust, a registered investment company
                                                 offering five  individual funds.

=============================================================================================================================

INTERESTED OFFICERS

=============================================================================================================================
NAME, ADDRESS*    POSITION(S)  TERM OF         PRINCIPAL OCCUPATION(S) DURING           NUMBER OF               OTHER PUBLIC
AND AGE           HELD WITH    OFFICE AND      PAST 5 YEARS                             PORTFOLIOS              DIRECTORSHIPS
                  FUND         LENGTH OF                                                IN FUND
                               TIME SERVED                                              COMPLEX
                                                                                        OVERSEEN
-----------------------------------------------------------------------------------------------------------------------------

David M. Holmes   Treasurer    Treasurer since Senior Vice President,  Life/            Five registered         None
(43)                           June 2001       IMCO/ Financial Planning Services        investment companies
                                               Senior Financial Officer, USAA           consisting of 44 funds
                                               (12/02-present);  Senior Vice
                                               President, Senior Financial Officer,
                                               IMCO (6/01-12/02);  Vice President,
                                               Senior Financial Officer, USAA Real
                                               Estate Company (RealCo) (12/97-5/01);
                                               Assistant Vice President, Capital
                                               Markets, RealCo (1/96-12/97). Mr.
                                               Holmes is a Director of USAA Life
                                               Insurance Company and also holds the
                                               officer positions of Treasurer of the
                                               USAA Life Investment Trust, a
                                               registered investment company offering
                                               five individual funds and Senior Vice
                                               President, Senior Financial Officer
                                               of USAA Life Insurance Company and USAA
                                               Shareholder Account Services.

-----------------------------------------------------------------------------------------------------------------------------

Eileen M. Smiley  Assistant    Assistant       Assistant Vice President, Securities     Five registered         None
(43)              Secretary    Secretary since Counsel, USAA (1/03-present); Attorney,  investment companies
                               February 2003   Morrision & Foerster, LLP (1/99-1/03);   consisting of 44 funds
                                               Senior Counsel, Division of Investment
                                               Management, U.S. Securities and
                                               Exchange Commission  (2/96-12/98).
                                               Ms. Smiley also holds the officer
                                               position of Assistant Secretary of
                                               the USAA Life Investment  Trust, a
                                               registered investment company
                                               offering five  individual funds.

-----------------------------------------------------------------------------------------------------------------------------

Roberto Galindo,  Assistant    Assistant       Assistant Vice President,  Portfolio     Five registered         None
Jr. (42)          Treasurer    Treasurer       Accounting/Financial  Administration,    investment companies
                               since July      USAA (12/02-present); Assistant Vice     consisting of 44 funds
                               2000            President, Mutual Fund Analysis &
                                               Support, IMCO, (10/01-12/02);  Executive
                                               Director, Mutual Fund Analysis & Support,
                                               IMCO (6/00-10/01); Director, Mutual Fund
                                               Analysis, IMCO (9/99-6/00); Vice President,
                                               Portfolio Administration, Founders Asset
                                               Management LLC (7/98-8/99);  Assistant
                                               Vice President, Director of Fund & Private
                                               Client Accounting, Founders Asset
                                               Management LLC (7/93-7/98). Mr. Galindo
                                               also holds the officer position of
                                               Assistant Treasurer of the USAA Life
                                               Investment Trust, a registered investment
                                               company offering five individual funds.

=============================================================================================================================

* The address of each interested trustee and officer is 9800 Fredericksburg Road, San Antonio, Texas 78288.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Fund's most recent full fiscal year ended May 31, 2003, the Board of Trustees held meetings seven times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

     EXECUTIVE COMMITTEE: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. Trustees Davis, Claus, and Zucker are members of the Executive Committee.

     AUDIT COMMITTEE: The Audit Committee of the Board of Trustees reviews the financial information and the auditor's reports and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended May 31, 2003, the Audit Committee held meetings three times.

     PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Fund's most recent full fiscal year ended May 31, 2003, the Pricing and Investment Committee held meetings three times.

     CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Fund's most recent full fiscal year ended May 31, 2003, the Corporate Governance Committee held meetings four times.

     In addition to the previously listed Trustees and/or officers of the Trust who also serve as Trustees and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds and in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2002.

                            PRECIOUS METALS AND         USAA FUND
                                MINERALS FUND        COMPLEX TOTAL

INTERESTED TRUSTEES

Robert G. Davis                    None                  None
Christopher W. Claus               None             Over $100,000

NON-INTERESTED TRUSTEES

Barbara B. Dreeben                None              Over $100,000
Robert L. Mason                   None           $50,001 - $100,000
Michael F. Reimherr               None              Over $100,000
Laura T. Starks                   None           $50,001 - $100,000
Richard A. Zucker                 None             Over - $100,000

     There were no transactions or series of similar transactions relating directly or indirectly to the Non-Interested Trustees of the Trust and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2002.

     The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2003.

      NAME                       AGGREGATE          TOTAL COMPENSATION
      OF                    COMPENSATION FROM         THE USAA FUNDS
      TRUSTEE                FROM THE TRUST          AND FUND COMPLEX (B)

INTERESTED TRUSTEES
Robert G. Davis                  None (a)                None (a)
Christopher W. Claus             None (a)                None (a)

NON-INTERESTED TRUSTEES
Barbara B. Dreeben            $  11,352                $  45,408
Robert L. Mason, Ph.D.        $  11,902                $  47,608
Michael F. Reimherr           $  11,352                $  45,408
Laura T. Starks, Ph.D.        $  10,977                $  43,908
Richard A. Zucker             $  12,152                $  48,608

(a) Robert G. Davis and Christopher W. Claus, are affiliated with the Trust's investment adviser, IMCO, and, accordingly, receive no remuneration from the Trust or any other Fund of the USAA Fund Complex.

(b)  At May 31,  2003,  the  USAA  Fund  Complex  consisted  of five  registered investment companies offering 44 individual funds. Each Non-Interested Trustee presently serves as a Trustee or Director on four of the investment companies in the USAA Fund Complex, excluding the USAA Life Investment Trust, which consists of five funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company.

     No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager. As of August 31, 2003, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

     As of August 31, 2003, USAA and its affiliates owned no shares of the Fund.

     The Trust knows of no other persons who, as of August 31, 2003, held of record or owned beneficially 5% or more of the voting stock of the Fund's shares.

                               THE TRUST'S MANAGER

As described in the Fund's prospectus, IMCO is the Manager and investment adviser for the Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Investment Trust from its inception.

     In addition to managing the Trust's assets, IMCO advises and manages the investments of USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $44 billion, of which approximately $27 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

The Manager provides investment management and advisory services to the Fund pursuant to an Advisory Agreement dated August 1, 2001. Under this agreement, the Manager provides an investment program, carries out the investment policies and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

     For the services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Fund pays all other expenses incurred in its operations. Expenses for which the Fund is responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until July 31, 2004, and will continue in effect from year to year thereafter for as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of the Fund) including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. The agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by the Fund. Any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     For the last three fiscal years ending May 31, management fees were as follows:

                        2001        2002          2003
                  $   518,002  $   650,288  $   1,048,223

     The management fees of the Fund are based upon two components: (1) a base fee, which is accrued daily and paid monthly, computed at an annual rate of average net assets of 0.75% and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the Lipper Gold Funds Index.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. The performance period for the Fund commenced on August 1, 2001 and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)

         +/- 100 to 400                                    +/- 4
         +/- 401 to 700                                    +/- 5
         +/- 701 and greater                               +/- 6

     1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                         EXAMPLES

                                 1             2            3             4          5            6

Fund Performance (a)           6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)

Index Performance (a)          4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                               -----         -----        -----         -----      ------        -----

Over/Under Performance (b)    + 205         +15            - 40         + 95       - 145          - 15

Annual Adjustment Rate (b)      + 6            0            -4          + 5           - 6           0
Monthly Adjustment Rate (c)    .0049%            n/a        (.0033%)    .0041%     (.0049%)        n/a

Base Fee for Month           $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918

Performance Adjustment          41,650             0        (28,050)    34,850      (41,650)           0
---------------------------------------------------------------------------------------------------------

Monthly Fee                  $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
=========================================================================================================

         (a) Average annual performance over a 36-month period
         (b) In basis points
         (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     The Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

APPROVAL OF ADVISORY AGREEMENT FOR THE FUND

At a meeting of the Board of Trustees held on April 23, 2003, the Board including a majority of the Non-Interested Trustees, approved the continuation of the Advisory Agreement for the Fund for a one-year period ending June 30, 2004. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information with respect to the
Fund: (i) the services provided to the Fund by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Fund; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Trust; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Fund brokerage in a "soft dollar" arrangement; (viii) information provided by Lipper Inc. that compared the Fund's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) whether the Fund has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; (x) the Manager's financial condition; and (xi) materials supplied by the Non-Interested Trustees' independent counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. Throughout their deliberations, the Non-Interested Trustees were represented and assisted by independent counsel.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. IMCO will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the Fund's average net assets. We may also delegate one or more of our responsibilities to others at our expense.

For the last two fiscal years ended May 31, the Fund paid IMCO the following administration and servicing fees:

                            2002*         2003
                        $ 111,894      $ 198,375

  * Period includes August 1, 2001 (effective date of agreement) through May 31, 2002.

CODE OF ETHICS

The Fund and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

     While the officers and employees of the Manager, as well as those of the Fund, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Manager and the Fund. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before the individuals who manage their Fund. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Fund to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics has been filed with the SEC and is available for public view.

PROXY VOTING POLICIES AND PROCEDURES

The Manager will vote on proposals presented to shareholders of portfolio securities held by the Fund. The Manager generally votes proxies in a manner to maximize the value of the Fund's investments and in accordance with these proxy voting procedures. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Fund. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines and ISS Global Proxy Voting Guidelines (the ISS Guidelines). However, the Manager retains the authority to determine the final vote for securities held by the Fund.

     To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommen-dation based on the ISS Guidelines. In evaluating ISS' recommendations, the Manager may consider information from many sources, including the Fund's portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS' recommendations, and if he or she determines that it would be in the Fund's best interests to vote the shares contrary to ISS' recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Fund, on the one hand, and the Manager, the Fund's principal underwriter, or any person who is an affiliated person of the Fund, the Manager, or the Fund's principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS' recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee will be summarized and presented to the Fund's Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

     Copies of the Manager's complete proxy voting policies and procedures and summaries of the ISS Guidelines are available (i) without charge, upon request, by calling 1-800-531-8448; (ii) at USAA.COM; and (iii) on the SEC's web site at http://www.sec.gov.

UNDERWRITER

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency
Agreement, the Fund pays the Transfer Agent an annual fixed fee of $23 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. The Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Trust's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, assets of the Fund may be held by certain foreign banks and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, are the current independent auditors for the Fund for the 2003 fiscal year end audits. Prior to the 2002 fiscal year end audits, KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, were the independent auditors for the Fund. In these capacities, each firm is or was responsible for the audits of the annual financial statements of the Fund and reporting thereon.

                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of the Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its prospectus. See Valuation of Securities herein for a discussion of the manner in which the Fund's price per share is calculated.

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5-,10-year, and since inception periods, ended May 31, 2003 or for such lesser periods as the Fund has been in existence. In addition, the Fund may from time to time advertise performance of the Fund for periods of less than one year.

                                     1        5        10       SINCE INCEPTION
PRECIOUS METALS AND MINERALS FUND  YEAR     YEARS     YEARS         8/15/84

Return Before Taxes                -5.11%   13.88%   2.17%          1.47%

Return After Taxes on
Distributions                      -6.47%  13.45%    1.98%          1.15%

Return After Taxes on
  Distributions and Sale
  of Fund Shares                   -3.50%  11.90%    1.75%          1.07%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:   P        =   a hypothetical initial payment of $1,000
         T        =   average annual total return
         n        =   number of years
         ERV      =   ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)n = ATVD

Where:   P        =   a hypothetical initial payment of $1,000
         T        =   average annual total return (after taxes on distributions)
         n        =   number of years
         ATVD     =   ending value of a hypothetical $1,000 payment made
                      at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, E.G., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

We calculate a Fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                               P(1 + T)n = ATVDR

Where:   P        =   a hypothetical initial payment of $1,000
         T        =   average annual total return (after taxes on distributions)
         n        =   number of years
         ATVDR    =   ending value of a hypothetical $1,000 payment made
                      at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, E.G., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

        (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

        (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

        (c) The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

        (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (E.G., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other  investments to offset any
capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

A description of ratings Ba and below assigned to debt obligations by Moody's is included in Appendix A of the Emerging Markets Fund prospectus.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED (DBRS)

As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that DBRS has established for this category, few entities are able to achieve a AAA rating.

AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/
CC/C Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B." Bonds rated below "B" often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

D This category indicates Bonds in default of either interest or principal.

NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S MUNICIPAL

MIG-1/VMIG1 This  designation  denotes  best  quality.  There is present  strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2 This  designation  denotes high quality.  Margins of protection  are ample although not so large as in the preceding group.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            o  Leading market positions in well-established industries.
            o  High rates of return on funds employed.
            o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DBRS COMMERCIAL PAPER

R-1(high)     Short-term  debt  rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity  that  possesses  unquestioned ability to repay current  liabilities  as they fall due.  Entities
              rated  in  this  category   normally   maintain  strong  liquidity
              positions,  conservative debt levels and  profitability,  which is both stable and above average. Companies achieving an "R-1 (high)"
              rating  are  normally  leaders  in  structurally   sound  industry
              segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which DBRS has established for an "R-1
              (high)," few entities are strong enough to achieve this rating.

R-1 (middle)  Short-term debt rated "R-1 (middle)" is of superior credit quality and,  in most  cases,  ratings in this  category  differ from "R-1
              (high)" credits to only a small degree. Given the extremely tough definition, which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)     Short-term  debt  rated  "R-1  (low)"  is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), Short-term debt rated "R-2" is of adequate credit quality and R-2 (middle), within the three subset grades, debt protection ranges from having R-2 (low) reasonable ability for timely repayment to a level, which is considered  only just  adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of  maintaining  the  strength of key ratios in these  areas.
              Alternative   sources  of   liquidity   support   are   considered
              satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit."
              Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), Short-term debt rated "R-3" is speculative, and within the three R-3 (middle), subset grades, the capacity for timely payment ranges from mildly R-3 (low) speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

NOTE: ALL THREE DBRS RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESSWEEK,   a  national  business  weekly  that  periodically   reports  the
performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR FIVE STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service that tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMARTMONEY, a monthly magazine featuring news and articles on investing and mutual funds.

THE WALL STREET JOURNAL(R), a Dow Jones and Company, Inc. newspaper that covers financial news.

USA TODAY(R), a newspaper that may cover financial news.

U.S. NEWS & WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WASHINGTON POST, a newspaper that may cover financial news.

WORLD MONITOR, The Christian Science Monitor Monthly.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition, the Fund may be cited for performance information and articles in International Reports, a publication providing insights on world financial markets and economics.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company, and Morningstar, Inc. The Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

     - Consumer Price Index, a measure of U.S. inflation in prices on consumer goods.

     - Financial Times Gold Mines Index, an index that includes gold mining companies if they: a) have sustainable, attributable gold production of at least 300,000 ounces a year; b) draw at least 75% of revenue from mined gold sales; and c) have at least 10% of their capital available to the investing public.

     - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

     - IFC Investable Index (IFCI) and IFC Global Index (IFCG), premier benchmarks for international investors. Both index series cover 25 discrete markets, regional indexes, and a composite index, providing the most accurate representation of the emerging markets universe available.

     - London Gold, which represents the performance of gold bullion by tracking the price of gold set in London.

     - London Gold PM Fix Price, the evening gold prices as set by London dealers.

     - Philadelphia Gold/Silver Index (XAU), an index representing nine holdings in the gold and silver sector.

     - S&P 500 Index, a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

     Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------
                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100     $10         10          $6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77   ***$39          66.35    ***$46         54.7


          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


  ------------------------                     --------------------------
    ASSET ALLOCATION FUNDS                         TAX EXEMPT BOND FUNDS
  ------------------------                     --------------------------
      Balanced Strategy                                 Long-Term
    Cornerstone Strategy                            Intermediate-Term
   Growth and Tax Strategy                             Short-Term
                                                   State Bond/Income
                                                    Income Strategy


  ---------------------                        --------------------------
      EQUITY FUNDS                                 TAXABLE BOND FUNDS
  ---------------------                        --------------------------
      Aggressive Growth                                 GNMA Trust
        Capital Growth                          High-Yield Opportunities
       Emerging Markets                                   Income
      First Start Growth                         Intermediate-Term Bond
 Precious Metals and Minerals                        Short-Term Bond
          Growth
       Growth & Income                         --------------------------
       Income Stock                                 MONEY MARKET FUNDS
       International                           --------------------------
    Science & Technology                              Money Market
      Small Cap Stock                            Tax Exempt Money Market
           Value                               Treasury Money Market Trust
       World Growth                                State Money Market


 --------------------------
          INDEX FUNDS
  --------------------------
    Extended Market Index
     Global Titans Index*
       Nasdaq-100 Index
 S&P 500 Index (Member Shares
     and Reward Shares)


Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

Some income may be subject to state or local taxes.

California, Florida, New York, and Virginia Funds are offered only to residents of those states.

THE Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

"Wilshire 4500" is a trademark and "Wilshire" is a service mark of Wilshire associates incorporated and have been sublicensed for our use. The USAA Extended Market Index Fund is not sponsored, sold, or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and makes no representation regarding the advisability of investing in the fund.

"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for our use. The USAA Global Titans Index Fund is not sponsored, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the fund.

NAsdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. The USAA Nasdaq-100 Index Fund is not sponsored, sold, or promoted by the Corporations and the Corporations make no representation regarding the advisability of investing in the fund. The Corporations make no warranties and bear no liability with respect to the fund.

S&P(R) is a trademark of The Mcgraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold, or promoted by standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

* This Fund is closed to new investors.

                        APPENDIX E - INVESTING IN AN IRA

An individual retirement account, or IRA, is a personal, tax-advantaged retirement plan. An employed person can contribute earned income into an IRA up to a certain maximum amount per year. Federal tax laws dictate the level of participation and eligibility for an IRA, including whether employee and/or employer contributions are tax-deductible. IRAs offer you a tax-advantaged way to invest, while giving you a variety of investment options that have the potential to grow on a tax-deferred or tax-free basis.

For example, if you contribute only $166.66 a month into an IRA earning an average annual return of 8%, in 20 years you could accumulate approximately $98,821. Under a new law, if you contribute $250 a month and earn the same 8% annually, in 20 years you could accumulate $148,237, which is 50% more.


[LINE GRAPH CHART SHOWING ACCUMULATION OF INVESTMENT]

                      $2,000         $3,000
5  YEARS
10 YEARS
15 YEARS
20 YEARS             $98,821        $148,237


INVESTING MORE ADDS UP.
[  ] $3,000 Contribution
[  ] $2,000 Contribution

This is a hypothetical illustration and should not be considered an indication of any USAA product. Unless Congress provides otherwise, the Economic Growth and Tax Relief Reconciliation Act of 2001 will expire on December 31, 2010, and contribution limits will revert to prior law.


                                       40
44618-0903

                             USAA INVESTMENT TRUST

                            PART C OTHER INFORMATION

ITEM 23.                            EXHIBITS

1    (a)   First Amended and Restated Master Trust Agreement, June 2, 1995 (1)
     (b)   Amendment No. 1 dated July 12, 1995 (2)
     (c)   Amendment No. 2 dated September 17, 2001 (8)

2          By-laws, as amended February 11, 1999 (6)

3          Specimen certificates for shares of
     (a)   Cornerstone Strategy Fund (2)
     (b)   Precious Metals and Minerals Fund (7)
     (c)   International Fund (2)
     (d)   Growth and Tax Strategy Fund (2)
     (e)   GNMA Trust (2)
     (f)   Treasury Money Market Trust (2)
     (g)   World Growth Fund (2)
     (h)   Emerging Markets Fund (2)
     (i)   Balanced Strategy Fund (2)
     (j)   Growth Strategy Fund (2)
     (k)   Income Strategy Fund (2)


4    (a)   Advisory Agreement dated August 1, 2001 (7)
     (b)   Advisory Agreement dated October 18, 2002 (10)
     (c)   Administration and Servicing Agreement dated August 1, 2001 (7)
     (d) Amendment and Restated Subadvisory Agreement between IMCO and Dresdner RCM Global Investors LLC dated October 18, 2002 (10)
     (e)   Amendment and Restated Subadvisory  Agreement between IMCO and
            The Boston Company Asset Management LLC dated October 18, 2002(10)
     (f) Amendment and Restated Subadvisory Agreement between IMCO and Masschusetts Financial Service Company dated October 18, 2002
            (10)
     (g) Amendment and Restated Subadvisory Agreement between IMCO and Wellington Management Company LLP dated October 18, 2002 (10)


5    (a)   Underwriting Agreement dated July 9, 1990 (2)
     (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
     (c)   Letter Agreement dated July 21, 1992 adding World Growth Fund (2)
     (d)   Letter Agreement dated September 7, 1994 adding Emerging
            Markets Fund (2)
     (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

6          Not Applicable


7    (a)   Amended and Restated Custodian Agreement dated July 1, 2001 (7)
     (b)   Subcustodian Agreement dated March 24, 1994 (4)
     (c) Amendment to Amended and Restated Custodian Agreement dated September 6, 2002 (10)

8    (a)   Transfer Agency Agreement dated November 15, 2002 (10)
     (b) Master Revolving Credit Facility Agreement with Bank of America dated January 9, 2003 (10)
     (c) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 9, 2003 (10)

9    (a)   Opinion and Consent of Counsel with respect to the Balanced
            Strategy, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, and World
            Growth Fund GNMA Trust, and Treasury Money Market Trust
            (filed by Amendment)
     (b) Opinion and Consent of Counsel with respect to the Precious Metals and Minerals Fund (filed herewith)

10   (a)   Consent of Independent Auditors with respect to the Cornerstone
            Strategy Fund, Emerging Markets Fund, International Fund, and World Growth Fund (8)
     (b) Consent of Independent Auditors with respect to the GNMA Trust and Treasury Money Market Trust (9)
     (c) Consent of Independent Auditors with respect to the Balanced Strategy Fund and Growth and Tax Strategy Fund (10)
     (d) Consent of Independent Auditors with respect to the Precious Metals and Minerals Fund (filed herewith)

11         Omitted financial statements - Not Applicable

12         SUBSCRIPTIONS AND INVESTMENT LETTERS
     (a)   GNMA Trust and Treasury Money Market Trust (2)
     (b)   World Growth Fund (2)
     (c)   Emerging Markets Fund (2)
     (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

13         12b-1 Plans - Not Applicable

14         18f-3 Plans - Not Applicable

15         Reserved


16         CODE OF ETHICS
     (a)   IMCO (10)
     (b)   Dresdner RCM Global  Investors LLC (8)
     (c)   The Boston Company Asset Management  LLC (8)
     (d)   MFS  Investment  Management  (8)
     (e)   Wellington Management Company LLP (8)

17         POWERS OF ATTORNEY
           Powers of Attorney for Robert G. Davis dated March 6, 2003, and
            Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael
            F. Reimherr, Laura T. Starks, Christopher W. Claus, and David M. Holmes dated June 25, 2003 (10)


(1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

(2)  Previously filed  with  Post-Effective  Amendment No. 21 of  the Registrant
     (No.  2-91069)  filed  with   the  Securities and  Exchange  Commission  on
     September 26, 1995.

(3) Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

(4) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

(5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.

(6)  Previously filed with  Post-Effective  Amendment No. 29  of  the Registrant
     (No. 2-91069)  filed  with  the  Securities  and  Exchange   Commission  on
     September 28, 2000.

(7) Previously filed with Post-Effective Amendment No. 30 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2001.

(8) Previously filed with Post-Effective Amendment No. 31 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 2002.

(9) Previously filed with Post-Effective Amendment No. 32 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 30, 2002.


(10) Previously filed with Post-Effective Amendment No. 33 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2003.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Fund Management" in the prospectus and the section captioned "Trustees and Officers of the Trust" in the statement of additional information.

ITEM 25.      INDEMNIFICATION

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

         (a) THE TRUSTEE AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

         (b) INDEMNIFICATION PROVISIONS UNDER AGREEMENT AND DECLARATION OF TRUST. Under Article VI of the Registrant's Agreement and Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

         Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust."

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a) MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, International Fund, and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(b) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Balanced Strategy Fund and Cornerstone Strategy Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(c) Dresdner RCM Global Advisors LLC (Dresdner), located at 4 Embarcadero Center, San Francisco, California 94111, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 26 with respect to each director and officer of Dresdner is incorporated herein by reference to Dresdner's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(d) The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

ITEM 27.   PRINCIPAL UNDERWRITERS

         (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., and USAA State Tax-Free Trust.

         (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

NAME AND PRINCIPAL         POSITION AND OFFICES         POSITION AND OFFICES
 BUSINESS ADDRESS            WITH UNDERWRITER             WITH REGISTRANT

Robert G. Davis            Director and Chairman        Trustee and
9800 Fredericksburg Road   of the Board of Directors    Chairman of the
San Antonio, TX 78288                                   Board of Trustees

Christopher W. Claus       Chief Executive Officer,     President, Trustee
9800 Fredericksburg Road   President, Director, and     and Vice Chairman of
San Antonio, TX 78288      Vice Chairman of the         the Board of Trustees
                           Board of Directors

Mark S. Howard             Senior Vice President,       Secretary
9800 Fredericksburg Road   Secretary and Counsel
San Antonio, TX 78288

David M. Holmes            Senior Vice President,       Treasurer
9800 Fredericksburg Road   Senior Financial Officer,
San Antonio, TX 78288      and Treasurer

Clifford A. Gladson        Senior Vice President,       Vice President
9800 Fredericksburg Road   Fixed Income Investments
San Antonio, TX  78288

Mark S. Rapp               Senior Vice President,       None
9800 Fredericksburg Road   Marketing
San Antonio, TX 78288

Terri L. Luensmann         Senior Vice President,       None
9800 Fredericksburg Road   Investment Operations
San Antonio, TX 78288

         (c)      Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare,  maintain,  and preserve the records required by
Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116,
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, International Fund, and World Growth Fund)

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund and Cornerstone Strategy Fund)

Dresdner RCM Global Advisors LLC
4 Embarcadero Center
San Francisco, California 94111
(records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)

The Boston Company Asset Management
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)

Item 29.   MANAGEMENT SERVICES

           Not Applicable

Item 30.   UNDERTAKINGS

           None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 8th day of September, 2003.

                                             USAA INVESTMENT TRUST

                                                       *
                                             ----------------------------
                                             Christopher W. Claus
                                             President

         Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

  (Signature)                      (Title)                       (Date)

     *
________________________       Chairman of the              September 8, 2003
Robert G. Davis                Board of Trustees

         *
________________________       Vice Chairman of the Board   September 8, 2003
Christopher W. Claus           of Trustees and President
                              (Principal Executive Officer)

         *
________________________       Treasurer (Principal         September 8, 2003
David M. Holmes                Financial and
                               Accounting Officer)
         *
________________________       Trustee                      September 8, 2003
Barbara B. Dreeben


         *
________________________       Trustee                      September 8, 2003
Robert L. Mason


         *
________________________       Trustee                      September 8, 2003
Michael F. Reimherr

         *
________________________       Trustee                      September 8, 2003
Laura T. Starks

         *
 _______________________       Trustee                      September 8, 2003
Richard A. Zucker



*By:  /S/ HOWARD S. HOWARD
     ----------------------
Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated March 6, 2003 and June 25, 2003, which are incorporated herein and filed under Post Effective Amendment No. 33 with the Securities and Exchange Commission on August 1, 2003.

                                  EXHIBIT INDEX

EXHIBIT                            ITEM                              PAGE NO. *


 9   (b)   Opinion and Consent of Counsel with respect to the Precious
            Metals and Minerals Fund (filed herewith)                       93

10   (d)   Consent of Independent Auditors with respect to the Precious
            Metals and Minerals Fund (filed herewith)                        96


                                      C-9